Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Subsequent Events
Subsequent Events

NOTE 13 – Subsequent Events

The Company has evaluated subsequent events from the balance sheet date through the date the financial statements were issued and determined there are the following items to disclose:

On January 10, 2016, a warrant to purchase 21,875 shares of common stock at an exercise price of $8.00 per share expired.

In February 2016, the Company issued 625 shares of common stock to a new employee, valued at $4.82 per share, or $3,012.50, and granted to such employee a stock option to purchase 1,875 shares of Company common stock, at an exercise price equal to $4.82 per share, which was the closing market price of the Company’s common stock on February 16, 2016 (i.e., the date of grant), subject to time-based vesting restrictions.  The option has a ten-year term and was granted under the 2013 Plan.

In March 2016, the Company granted to two newly hired employees stock options to purchase an aggregate of 20,000 shares of Company common stock, at an exercise price equal to $5.63 per share, which was the closing market price of the Company’s common stock on March 14, 2016 (i.e., the date of grant), subject to time-based vesting restrictions.  The options have a ten-year term and were granted under the 2013 Plan.

A 1-for-100 reverse stock split of the Company’s common stock and a corresponding decrease in the number of shares of the Company’s common stock that the Company is authorized to issue was effected on March 17, 2016.  The reverse split combined each 100 shares of the Company’s issued and outstanding common stock into one share of common stock. No fractional shares were issued in connection with the reverse split, and any fractional shares resulting from the reverse split were rounded up to the nearest whole share. The reverse split was effective upon the filing of the Certificate of Change Pursuant to Nevada Revised Statutes 78.209 filed with the Nevada Secretary of State effective March 17, 2016.  The Company has reflected the effect of the 1-for-100 reverse split of its common stock in these financial statements as if it had occurred at the beginning of the earliest period presented.

A 1-for-2 reverse stock split of the Company’s common stock and a corresponding decrease in the number of shares of the Company’s common stock that the Company is authorized to issue will be effected upon the closing of the Company’s public offering of its common stock that is described in the Prospectus of which these financial statements form a part.  The reverse split will combine each 2 shares of the Company’s issued and outstanding common stock into 1 share of common stock. No fractional shares will be issued in connection with the reverse split, and any fractional shares resulting from the reverse split will be rounded up to the nearest whole share. The reverse split will be effective upon the filing of the Certificate of Change Pursuant to Nevada Revised Statutes 78.209 with the Nevada Secretary of State.  The effects of this pending 1-for-2 reverse stock split has not been reflected in the financial statements or the notes thereto.

Subsequent Events.

NOTE 5 – Subsequent Events

Effective October 17, 2016, the Company entered into a Securities Purchase Agreement with two accredited investors (the “Investors”) for the private placement by the Company of Secured Convertibles Notes in the aggregate principal amount of $1,000,000 (the “Notes”) and warrants (the “Warrants”) to purchase up to 160,000 shares (the “Warrant Shares”) of the Company's common stock (“Common Stock”) (subject to adjustment in certain circumstances), for aggregate gross proceeds, before expenses, to the Company of $900,000 (the “Financing Transaction”). The closing of the Financing Transaction (the “Closing”) occurred on October 19, 2016.

In connection with the Financing Transaction, the Company entered into a Registration Rights Agreement, dated October 17, 2016, with the Investors (the “Registration Rights Agreement”), pursuant to which the Company agreed to file a registration statement related to the Financing Transaction with the Securities and Exchange Commission (“SEC”) covering the resale of (i) the shares of Common Stock that will be issued to the Investors upon conversion of the Notes (the “Conversion Shares”), and (ii) the Warrant Shares that will be issued to the Investors upon exercise of the Warrants. The Notes are secured by the assets of the Company pursuant to a Security Agreement, dated October 17, 2016, between the Company and the “collateral agent” (as defined in the Notes) for the benefit of itself and each of the Investors.

Each Warrant has an initial exercise price equal to the lesser of (i) the final unit price of the Company’s proposed public offering initially filed with the SEC on July 28, 2016, and (ii) 150% of the closing price of the Common Stock as reported by the OTC Markets Group, Inc. on the date of issuance of the Warrants (subject to adjustment as provided therein), which Warrants may be exercised on a cashless basis as provided in the Warrants.

A 1-for-2 reverse stock split of the Company’s common stock and a corresponding decrease in the number of shares of the Company’s common stock that the Company is authorized to issue will be effected upon the closing of the Company’s public offering of its common stock that is described in the Prospectus of which these financial statements form a part.  The reverse split will combine each 2 shares of the Company’s issued and outstanding common stock into 1 share of common stock. No fractional shares will be issued in connection with the reverse split, and any fractional shares resulting from the reverse split will be rounded up to the nearest whole share. The reverse split will be effective upon the filing of the Certificate of Change Pursuant to Nevada Revised Statutes 78.209 with the Nevada Secretary of State.  The Company has not reflected the effect of the proposed 1-for-2 reverse split of its common stock in these financial statements.